COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Years ending December 31:
2016	$ 3,263
2017	3,036
2018	2,774
2019	444
Future minimum annual lease commitments, Total	$ 9,517